Financial Instruments - Summary of Level 3 Fair Value Were Equity Investments classified as Financial Assets at FVTOCI (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 TWD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Ending balance	$ 103,472.4
Level 3 [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Beginning balance	5,841.4
Additions	212.5
Recognized in other comprehensive income	(2,141.4)
Disposals and proceeds from return of capital of investments	(175.8)
Effect of exchange rate changes	174.0
Ending balance	$ 3,910.7